Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Loans receivable, allowance for loan losses (in Dollars)	$ 7,801,600	$ 8,740,325
Preferred stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, issued	12,000	12,000
Preferred stock, outstanding	12,000	12,000
Common stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.10	$ 0.10
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	6,783,603	6,781,803
Common stock warrants		459,459
Income taxes (in Dollars)	$ (1,471,923)	$ 470,326
Treasury stock, shares	4,051,248	4,056,862